Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Income tax expense
Schedule of reconciliation of income taxes
	Year Ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Loss before income taxes	(395,803)	(500,370)	(7,305)
Computed expected income tax expense	(98,951)	(125,550)	(1,827)
Tax effect of non-deductible expenses	109,650	124,383	-
Tax effect of tax-exempt entities	(2,580)	2,938	2,558
Tax effect of non-taxable income	(8,119)	-	-
Income tax expense	-	1,711	731